Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks 96.95% Shares Market Value
Communications 0.38%
DigitalBridge Group, Inc. 31,000 $ 273,420
Consumer Discretionary 1.29%
Amazon.com, Inc.
(a)
4,250 808,605
D.R. Horton, Inc. 1,000 127,130
935,735
Data Center REITs 11.82%
Digital Realty Trust, Inc. 25,181 3,608,185
Equinix, Inc. 6,110 4,981,789
8,589,974
Energy 1.19%
Cheniere Energy Partners LP 1,613 106,522
Energy Transfer LP 18,000 334,620
Enterprise Products Partners LP 6,000 204,840
MPLX LP 4,000 214,080
860,062
Financials 0.33%
Blackstone Group, Inc. (The), Class A 800 111,824
KKR & Co. LP 1,100 127,171
238,995
Gaming REITs 5.76%
Gaming and Leisure Properties, Inc. 28,885 1,470,247
VICI Properties, Inc. 83,297 2,717,148
4,187,395
Health Care REITs 11.38%
American Healthcare REIT, Inc. 1,000 30,300
CareTrust REIT, Inc. 5,000 142,900
Global Medical REIT, Inc. 15,000 131,250
Healthcare Realty Trust, Inc. 8,000 135,200
Healthpeak Properties, Inc. 16,869 341,091
Omega Healthcare Investors, Inc. 33,500 1,275,680
Ventas, Inc. 11,950 821,682
Welltower, Inc. 35,175 5,389,162
8,267,265
Homebuilding 0.33%
Lennar Corp., Class A 925 106,172
Millrose Properties, Inc.
(a)
463 12,261
Toll Brothers, Inc. 1,175 124,068
242,501
Hotel REITs 1.26%
Apple Hospitality REIT, Inc. 6,860 88,563

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Common Stocks 96.95% (continued) Shares Market Value
Hotel REITs 1.26% (continued)
Host Hotels & Resorts, Inc. 39,900 $ 566,979
Park Hotels & Resorts, Inc. 9,250 98,790
Summit Hotel Properties, Inc. 6,000 32,460
Sunstone Hotel Investors, Inc. 13,700 128,917
915,709
Industrial REITs 10.30%
Lineage, Inc.
(a)
2,100 123,123
Plymouth Industrial REIT, Inc. 1,500 24,450
Prologis, Inc. 25,851 2,889,883
Rexford Industrial Realty, Inc. 10,500 411,075
STAG Industrial, Inc. 41,950 1,515,234
Terreno Realty Corp. 39,900 2,522,478
7,486,243
Industrials 0.43%
Vertiv Holdings Co. 4,300 310,460
Infrastructure REITs 0.88%
American Tower Corp., Class A 1,720 374,272
Crown Castle International Corp. 2,540 264,744
639,016
Midstream - Oil & Gas 0.14%
Plains All American Pipeline LP 2,000 40,000
Plains GP Holdings LP, Class A
(a)
3,000 64,080
104,080
Mortgage Finance 0.18%
Blackstone Mortgage Trust, Inc., Class A 2,200 44,000
Starwood Property Trust, Inc. 4,500 88,965
132,965
Multi Asset Class REITs 0.92%
Lexington Realty Trust 2,700 23,355
One Liberty Properties, Inc. 2,500 65,675
WP Carey, Inc. 9,200 580,612
669,642
Office REITs 2.27%
Alexandria Real Estate Equities, Inc. 4,350 402,419
Boston Properties, Inc. 6,915 464,619
COPT Defense Properties 12,000 327,240
Cousins Properties, Inc. 6,500 191,750
Empire State Realty Trust, Inc., Class A 1,000 7,820
Highwoods Properties, Inc. 2,000 59,280
Kilroy Realty Corp. 4,265 139,721

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Common Stocks 96.95% (continued) Shares Market Value
Office REITs 2.27% (continued)
Net Lease Office Properties
(a)
1,872 $ 58,743
1,651,592
Residential REITs 23.44%
American Homes 4 Rent, Class A 36,300 1,372,503
AvalonBay Communities, Inc. 16,640 3,571,277
Camden Property Trust 10,000 1,223,000
Equity LifeStyle Properties, Inc. 18,550 1,237,285
Equity Residential 33,115 2,370,372
Essex Property Trust, Inc. 8,036 2,463,596
Invitation Homes, Inc. 6,000 209,100
Mid-America Apartment Communities, Inc. 7,872 1,319,190
Sun Communities, Inc. 9,150 1,177,056
UDR, Inc. 46,100 2,082,337
17,025,716
Retail REITs 12.79%
Agree Realty Corp. 8,100 625,239
Brixmor Property Group, Inc. 41,475 1,101,161
Federal Realty Investment Trust 9,700 948,854
Four Corners Property Trust, Inc. 5,000 143,500
Getty Realty Corp. 1,000 31,180
Kimco Realty Corp. 25,569 543,086
National Retail Properties, Inc. 17,750 757,037
Realty Income Corp. 25,985 1,507,390
Regency Centers Corp. 13,400 988,384
Simon Property Group, Inc. 13,500 2,242,080
Tanger Factory Outlet Centers, Inc. 12,000 405,480
9,293,391
Self-Storage REITs 7.19%
CubeSmart 19,450 830,709
Extra Space Storage, Inc. 12,680 1,882,853
Public Storage 8,375 2,506,554
5,220,116
Specialty REITs 4.46%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 717 20,965
Iron Mountain, Inc. 36,900 3,174,876
Postal Realty Trust, Inc., Class A 3,000 42,840
3,238,681
Timber REITs 0.21%
Weyerhaeuser Co. 5,300 155,184
Total Common Stocks
(Cost $57,676,115) 70,438,142

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Preferred Stocks 2.32% Shares Market Value
Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 $ 83,760
Hotel REITs 1.07%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 90,180
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 43,775
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 70,840
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 97,860
Sotherly Hotels, Inc., Series B, 8.00% 6,000 96,000
Sotherly Hotels, Inc., Series C, 7.88% 2,000 33,460
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 193,800
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 79,160
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 74,080
779,155
Mortgage Finance 0.05%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 38,200
Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25% 2,500 40,850
Office REITs 0.07%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 52,640
Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88% 2,000 44,400
Retail REITs 0.24%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 40,980
Federal Realty Investment Trust, Series C, 5.00% 6,500 132,730
173,710
Self-Storage REITs 0.65%
Public Storage, Series I, 4.88% 1,917 38,551
Public Storage, Series K, 4.75% 4,000 78,800
Public Storage, Series L, 4.63% 2,000 37,800
Public Storage, Series M, 4.13% 1,167 19,967
Public Storage, Series N, 3.88% 4,000 64,600
Public Storage, Series Q, 3.95% 4,000 64,960
Public Storage, Series S, 4.10% 10,000 167,500
472,178
Total Preferred Stocks
(Cost $2,366,326) 1,684,893

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Shares Market Value
Money Market Funds 0.51%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.27%
(b)
368,259 $ 368,259
Total Money Market Funds
(Cost $368,259) 368,259
Total Investments — 99.78%
(Cost $60,410,700) 72,491,294
Other Assets in Excess of Liabilities  — 0.22% 160,097
NET ASSETS - 100.00% $ 72,651,391
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2025.

Spirit of America Large Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks 100.07% Shares Market Value
Communications 7.29%
Alphabet, Inc., Class A 44,400 $ 6,866,016
Alphabet, Inc., Class C 3,050 476,502
AT&T, Inc. 9,500 268,660
DigitalBridge Group, Inc. 13,000 114,660
Meta Platforms, Inc., Class A 1,650 950,994
Netflix, Inc.
(a)
1,500 1,398,795
Uber Technologies, Inc.
(a)
1,500 109,290
Verizon Communications, Inc. 27,540 1,249,214
Walt Disney Co. (The) 14,500 1,431,150
12,865,281
Consumer Discretionary 7.61%
Amazon.com, Inc.
(a)
26,300 5,003,838
Chipotle Mexican Grill, Inc.
(a)
56,200 2,821,802
Home Depot, Inc. (The) 6,138 2,249,516
Lowe's Companies, Inc. 3,400 792,982
Masco Corp. 8,500 591,090
McDonald's Corp. 2,580 805,914
NIKE, Inc., Class B 1,500 95,220
Tesla, Inc.
(a)
3,625 939,455
TKO Group Holdings, Inc.
(a)
900 137,529
13,437,346
Consumer Staples 9.10%
Altria Group, Inc. 12,650 759,253
Coca-Cola Co. (The) 7,600 544,312
Colgate-Palmolive Co. 1,500 140,550
Conagra Brands, Inc. 1,100 29,337
Costco Wholesale Corp. 6,756 6,389,690
Kroger Co. (The) 9,000 609,210
Lamb Weston Holdings, Inc. 1,800 95,940
PepsiCo, Inc. 2,200 329,868
Philip Morris International, Inc. 4,800 761,904
Procter & Gamble Co. (The) 7,065 1,204,017
Target Corp. 10,330 1,078,039
Wal-Mart Stores, Inc. 47,052 4,130,695
16,072,815
Energy 6.50%
Antero Midstream Corp. 3,000 54,000
Baker Hughes Co. 4,750 208,762
Cheniere Energy, Inc. 8,350 1,932,190
Chevron Corp. 7,310 1,222,890
ConocoPhillips 2,027 212,876
Diamondback Energy, Inc. 2,650 423,682
EOG Resources, Inc. 2,900 371,896
Exxon Mobil Corp. 11,808 1,404,325

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Common Stocks 100.07% (continued) Shares Market Value
Energy 6.50% (continued)
Kinder Morgan, Inc. 7,750 $ 221,107
Marathon Petroleum Corp. 550 80,130
Occidental Petroleum Corp. 1,000 49,360
ONEOK, Inc. 1,050 104,181
Phillips 66 4,550 561,834
Targa Resources Corp. 5,500 1,102,585
Valero Energy Corp. 9,915 1,309,474
Williams Companies, Inc. (The) 37,250 2,226,060
11,485,352
Financials 9.11%
American Express Co. 5,000 1,345,250
Bank of America Corp. 24,850 1,036,990
Berkshire Hathaway, Inc., Class B
(a)
4,020 2,140,972
Blackstone Group, Inc. (The), Class A 13,500 1,887,030
Carlyle Group, Inc. (The) 6,050 263,720
Citigroup, Inc. 20,350 1,444,646
CME Group, Inc. 1,404 372,467
Coinbase Global, Inc., Class A
(a)
450 77,503
Goldman Sachs Group, Inc. (The) 2,715 1,483,177
JPMorgan Chase & Co. 21,892 5,370,108
KKR & Co. LP 1,450 167,635
Morgan Stanley 3,000 350,010
Wells Fargo & Co. 2,000 143,580
16,083,088
Health Care 9.12%
Abbott Laboratories 3,100 411,215
AbbVie, Inc. 21,600 4,525,632
Bristol-Myers Squibb Co. 4,500 274,455
Centene Corp.
(a)
7,300 443,183
Eli Lilly & Co. 3,465 2,861,778
Humana, Inc. 1,350 357,210
McKesson Corp. 4,845 3,260,637
Medtronic PLC 7,069 635,220
Merck & Co., Inc. 13,250 1,189,320
Novo Nordisk A/S ADR 500 34,720
Quest Diagnostics, Inc. 4,175 706,410
Thermo Fisher Scientific, Inc. 1,090 542,384
UnitedHealth Group, Inc. 1,550 811,813
Vertex Pharmaceuticals, Inc.
(a)
100 48,482
16,102,459
Industrials 8.52%
Aerovironment, Inc.
(a)
300 35,757
Caterpillar, Inc. 11,090 3,657,482
CSX Corp. 36,600 1,077,138
Cummins, Inc. 3,550 1,112,712

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Common Stocks 100.07% (continued) Shares Market Value
Industrials 8.52% (continued)
Deere & Co. 5,710 $ 2,679,988
FedEx Corp. 1,800 438,804
GE Vernova LLC 400 122,112
Honeywell International, Inc. 8,650 1,831,638
ITT, Inc. 300 38,748
Johnson Controls International PLC 8,253 661,148
Lockheed Martin Corp., Class B 800 357,368
Raytheon Technologies Corp. 2,100 278,166
United Parcel Service, Inc., Class B 2,550 280,475
Vertiv Holdings Co. 3,000 216,600
Waste Connections, Inc. 11,575 2,259,324
15,047,460
Materials 1.30%
CF Industries Holdings, Inc. 7,200 562,680
Corteva, Inc. 7,233 455,173
Dow, Inc. 4,083 142,578
DuPont de Nemours, Inc. 6,500 485,420
New Linde PLC 1,300 605,332
Nucor Corp. 400 48,136
2,299,319
Real Estate Investment Trusts (REITs) 2.27%
AvalonBay Communities, Inc. 250 53,655
Digital Realty Trust, Inc. 4,250 608,982
Equinix, Inc. 1,550 1,263,792
Iron Mountain, Inc. 6,350 546,354
Mid-America Apartment Communities, Inc. 250 41,895
Prologis, Inc. 5,750 642,793
Sun Communities, Inc. 1,850 237,984
Terreno Realty Corp. 2,075 131,182
VICI Properties, Inc. 2,073 67,621
Welltower, Inc. 2,550 390,686
Weyerhaeuser Co. 500 14,640
3,999,584
Technology 35.35%
Accenture PLC, Class A ADR 3,725 1,162,349
Adobe, Inc.
(a)
1,050 402,706
Advanced Micro Devices, Inc.
(a)
7,550 775,687
Apple, Inc. 44,182 9,814,148
Applied Materials, Inc. 14,020 2,034,582
ARM Holdings PLC ADR
(a)
200 21,358
Broadcom, Inc. 3,700 619,491
Cisco Systems, Inc. 16,750 1,033,642
Cognizant Technology Solutions Corp., Class A 4,600 351,900
Corning, Inc. 8,000 366,240
Crowdstrike Holdings, Inc., Class A
(a)
3,325 1,172,328

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Common Stocks 100.07% (continued) Shares Market Value
Technology 35.35% (continued)
Dell Technologies, Inc., Class C 1,624 $ 148,028
Garmin Ltd. 1,000 217,130
HP, Inc. 500 13,845
International Business Machines Corp. 2,668 663,425
MasterCard, Inc., Class A 2,450 1,342,894
Microchip Technology, Inc. 6,450 312,244
Microsoft Corp. 19,499 7,319,730
NetApp, Inc. 2,600 228,384
NortonLifeLock, Inc. 24,700 655,538
NVIDIA Corp. 187,070 20,274,647
Oracle Corp. 27,975 3,911,185
Palantir Technologies, Inc., Class A
(a)
3,500 295,400
Palo Alto Networks, Inc.
(a)
5,100 870,264
Paychex, Inc. 3,850 593,978
QUALCOMM, Inc. 3,750 576,038
ServiceNow, Inc.
(a)
1,130 899,638
Taiwan Semiconductor Manufacturing Co. Ltd. ADR 600 99,600
Texas Instruments, Inc. 9,175 1,648,748
Visa, Inc., Class A 7,550 2,645,973
Workday, Inc., Class A
(a)
6,680 1,559,980
Zscaler, Inc.
(a)
2,000 396,840
62,427,940
Utilities 3.90%
AES Corp. 3,000 37,260
American Electric Power Company, Inc. 2,250 245,857
Constellation Energy Corp. 4,800 967,824
Dominion Energy, Inc. 12,000 672,840
Duke Energy Corp. 2,000 243,940
Edison International 2,600 153,192
Entergy Corp. 3,700 316,313
NextEra Energy, Inc. 23,375 1,657,054
NRG Energy, Inc. 500 47,730
Oklo, Inc.
(a)
5,500 118,965
Sempra Energy 250 17,840
Talen Energy Corp.
(a)
1,350 269,555
UGI Corp. 1,000 33,070
Vistra Energy Corp. 8,550 1,004,112
WEC Energy Group, Inc. 10,100 1,100,698
6,886,250
Total Common Stocks
(Cost $80,896,235) 176,706,894
Preferred Stocks 0.46% Shares Market Value
Financials 0.42%
Arch Capital Group Ltd., Series F, 5.45% 2,000 41,420

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Preferred Stocks 0.46% (continued) Shares Market Value
Financials 0.42% (continued)
Arch Capital Group Ltd., Series G, 4.55% 2,000 $ 34,860
Athene Holding Ltd., Series C, 6.38% 2,000 49,880
Bank of America Corp., Series GG, 6.00% 4,000 99,640
Bank of America Corp., Series HH, 5.88% 2,000 49,480
Bank of America Corp., Series LL, 5.00% 2,000 42,120
Bank of America Corp., Series SS, 4.75% 2,000 40,040
Charles Schwab Corp. (The), Series J, 4.45% 2,000 38,800
Globe Life, Inc., 4.25% 1,000 16,010
JPMorgan Chase & Co., Series EE, 6.00% 2,000 50,040
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 39,160
JPMorgan Chase & Co., Series LL 4.63% 6,000 119,700
Northern Trust Corp., Series E, 4.70% 1,360 26,874
Prudential Financial, Inc., 5.63% 2,000 46,400
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,377
U.S. Bancorp, Series O, 4.50% 2,000 38,280
735,081
Utilities 0.04%
Brookfield Infrastructure Partners LP, 5.00% 2,000 32,560
Entergy Louisiana LLC, 4.88% 2,000 40,980
73,540
Total Preferred Stocks
(Cost $967,070) 808,621
Total Investments — 100.53%
(Cost $81,863,305) 177,515,515
Liabilities in Excess of Other Assets  — (0.53)% (933,052)
NET ASSETS - 100.00% $ 176,582,463
(a) Non-income producing security.
ADR — American Depositary Receipt

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Municipal Bonds 99.04%
Principal
Amount Market Value
Arizona 1.76%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 513,456
California 6.71%
California Health Facilities Financing , Callable 11/15/2027 @ 100,   5.00%,
11/15/2056 250,000 252,461
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 617,067
Los Angeles Community College District, General Obligation Refunding
Bonds Unlimited , Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 500,585
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 145,037
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series 2020 A , Callable 4/1/2028 @ 100,   4.00%,
10/1/2043 20,000 19,039
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 251,607
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 175,333
1,961,129
Colorado 0.35%
City & County of Denver CO Pledged Excise Tax , Callable 8/1/2026 @
100,   5.00%, 8/1/2044 100,000 101,210
Connecticut 4.61%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 233,439
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 221,757
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 22,981
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 253,726
Connecticut State Health & Educational Facility Authority, Revenue
Bonds ,   5.00%, 7/1/2034 100,000 100,065
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 516,538
1,348,506
Delaware 0.77%
Delaware Transportation Authority , Callable 6/1/2025 @ 100,   5.00%,
6/1/2055 225,000 224,995
District of Columbia 2.66%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 310,000 311,500

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
District of Columbia 2.66% (continued)
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 $ 250,000 $ 253,973
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 152,576
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 65,000 58,919
776,968
Florida 11.80%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 152,051
City of Orlando, FL, Public Improvements, Revenue Bonds ,   5.00%,
10/1/2046 1,000,000 1,001,126
Florida Keys Aqueduct Authority ,   5.00%, 9/1/2049 150,000 150,180
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,718
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 288,000
Miami-Dade County Expressway Authority ,   5.00%, 7/1/2040 350,000 352,135
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 1,003,898
3,448,108
Georgia 2.34%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 440,777
Municipal Electric Authority of Georgia , Callable 7/1/2025 @ 100,   5.00%,
7/1/2060 250,000 242,523
683,300
Illinois 2.06%
Chicago Transit Authority Sales , Callable 12/1/2029 @ 100,   4.00%,
12/1/2055 250,000 221,705
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 85,000 75,861
Illinois State Toll Highway Authority ,   5.00%, 1/1/2041 300,000 303,613
601,179
Iowa 0.88%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 250,000 255,920
Louisiana 0.45%
City of Shreveport LA Water & Sewer Revenue , Callable 12/1/2028 @
100,   4.00%, 12/1/2049 150,000 131,160
Maine 0.92%
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.75%, 11/15/2044 100,000 88,422

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
Maine 0.92% (continued)
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 $ 95,000 $ 87,183
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 44,605
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 50,264
270,474
Massachusetts 6.23%
Massachusetts Bay Transportation Authority Sales , Callable 7/1/2025 @
100,   5.00%, 7/1/2045 150,000 150,210
Massachusetts Development ,   5.00%, 12/1/2046 250,000 247,648
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 513,774
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 236,459
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 191,357
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 85,000 78,405
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 39,777
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 5,000 5,002
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 100,801
Massachusetts State ,   5.00%, 5/1/2047 250,000 256,015
1,819,448
Michigan 3.37%
Michigan Finance Authority Revenue , Callable 11/1/2025 @ 100,   5.00%,
11/1/2044 250,000 250,103
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 483,809
Michigan State Building Authority , Callable 10/15/2026 @ 100,   5.00%,
10/15/2051 250,000 251,644
985,556
Minnesota 1.96%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 565,000 571,481
Missouri 1.83%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2025 @ 100,   4.00%, 11/15/2045 500,000 443,057

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
Missouri 1.83% (continued)
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 $ 100,000 $ 90,402
533,459
Nebraska 2.40%
Omaha Public Power District Nebraska City Station , Callable 2/1/2026 @
100,   5.00%, 2/1/2049 125,000 125,864
University of Nebraska Facilities Corp. (The) ,   4.00%, 7/15/2062 630,000 576,986
702,850
Nevada 3.18%
Las Vegas Convention & Visitors Authority , Callable 7/1/2028 @
100,   4.00%, 7/1/2049 250,000 219,748
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 708,897
928,645
New Jersey 3.97%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 125,126
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 151,868
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 10,000 10,008
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 472,173
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 151,845
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 250,428
1,161,448
New Mexico 0.86%
New Mexico Finance Authority , Callable 6/1/2025 @ 100,   5.25%, 6/1/2053 250,000 250,271
New York 14.76%
Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 257,665
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 250,000 258,909
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 250,000 250,613
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 250,000 250,128
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 148,449
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 240,360

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
New York 14.76% (continued)
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) ,   5.00%,
7/15/2027 $ 250,000 $ 250,581
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 253,387
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 100,179
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 25,161
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 103,704
New York State Dormitory Authority , Callable 7/1/2030 @ 100,   4.00%,
7/1/2052 230,000 206,255
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 270,664
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 135,000 135,724
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,001
New York State Thruway Authority , Callable 1/1/2026 @ 100,   5.00%,
1/1/2046 250,000 251,058
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 99,241
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 30,000 30,793
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 257,555
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 252,524
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 101,430
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 312,652
TSASC, Inc./NY , Callable 6/1/2027 @ 100,   5.00%, 6/1/2041 250,000 250,950
4,312,983
North Carolina 1.51%
North Carolina Turnpike Authority , Callable 1/1/2034 @ 100,   5.00%,
1/1/2058 125,000 128,695
North Carolina Turnpike Authority , Callable 1/1/2030 @ 100,   5.00%,
1/1/2049 110,000 112,048
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 99,923

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
North Carolina 1.51% (continued)
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 $ 100,000 $ 100,000
440,666
North Dakota 0.34%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 99,455
Pennsylvania 9.13%
City of Philadelphia PA Water & Wastewater Revenue ,   5.00%, 10/1/2052 450,000 455,835
Geisinger PA Authority Health System ,   5.00%, 2/15/2045 145,000 145,676
Pennsylvania Higher Educational Facilities , Callable 8/15/2027 @
100,   5.00%, 8/15/2047 250,000 251,280
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 79,944
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 74,534
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 82,083
Pennsylvania Housing Finance Agency , Callable 4/1/2033 @ 100,   5.45%,
4/1/2051 150,000 152,122
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 86,905
Pennsylvania State Turnpike Authority , Callable 12/1/2025 @ 100,   5.00%,
12/1/2045 250,000 251,009
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 194,941
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 128,111
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 100,000 102,418
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 501,353
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005
A ,   5.25%, 7/15/2028 150,000 160,562
2,666,773
Rhode Island 0.89%
Rhode Island Housing & Mortgage Finance Corp. , Callable 10/1/2032 @
100,   5.45%, 10/1/2053 250,000 259,431
South Dakota 0.97%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 243,960
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 39,302
283,262

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
Tennessee 0.86%
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 $ 200,000 $ 200,377
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 49,845
250,222
Texas 9.52%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 15,000 15,402
City of Austin TX Electric Utility Revenue , Callable 11/15/2025 @
100,   5.00%, 11/15/2045 250,000 251,234
City of Houston TX Combined Utility System , Callable 11/15/2025 @
100,   5.00%, 11/15/2044 250,000 250,205
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 254,902
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 473,363
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 250,467
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 130,402
North Texas Tollway Authority , Callable 1/1/2028 @ 100,   5.00%, 1/1/2048 250,000 254,290
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 250,000 227,750
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 202,441
San Antonio Water System, Revenue Bonds Series 2020 A , Callable
5/15/2030 @ 100,   5.00%, 5/15/2050 40,000 41,153
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 201,556
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 35,000 35,878
White Oak, TX, Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 193,450
2,782,493
Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 70,000 66,347
Virginia 0.86%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 75,093
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 176,129
251,222

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  99.04% (continued)
Principal
Amount Market Value
Washington 0.86%
Snohomish County Public Utility District No.1 ,   5.00%, 12/1/2045 $ 250,000 $ 251,696
Total Municipal Bonds
(Cost $29,659,051) 28,934,113
Total Investments — 99.04%
(Cost $29,659,051) 28,934,113
Other Assets in Excess of Liabilities  — 0.96% 280,714
NET ASSETS - 100.00% $ 29,214,827
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.
OID — Original Issue Discou nt

Spirit of America Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks 8.10% Shares Market Value
Communications 0.56%
Verizon Communications, Inc. 7,500 $ 340,200
Consumer Staples 0.53%
Philip Morris International, Inc. 2,000 317,460
Energy 4.99%
Chevron Corp. 2,500 418,225
Enbridge, Inc. 20,000 886,200
Kinder Morgan, Inc. 20,000 570,600
South Bow Corp. 3,000 76,560
TC Energy Corp. 15,000 708,150
Williams Companies, Inc. (The) 6,000 358,560
3,018,295
Financials 0.38%
Blackstone Mortgage Trust, Inc., Class A 11,565 231,300
Real Estate 1.64%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 7,000 204,680
Healthpeak Properties, Inc. 1,348 27,257
Realty Income Corp. 3,048 176,814
Simon Property Group, Inc. 3,500 581,280
990,031
Total Common Stocks
(Cost $3,717,793) 4,897,286
Preferred Stocks 17.84% Shares Market Value
Financials 11.92%
Affiliated Managers Group, Inc., 4.20% 15,000 235,950
Affiliated Managers Group, Inc., 4.75% 10,000 175,400
Allstate Corp. (The), Series I, 4.75% 10,000 194,500
American Financial Group, Inc., 5.13% 15,000 292,800
American Financial Group, Inc., 5.63% 20,000 429,200
Athene Holding Ltd., Series C, 6.38% 10,000 249,400
Athene Holding Ltd., Series D, 4.88% 20,000 342,000
Bank of America Corp., Series HH, 5.88% 8,000 197,920
Bank of America Corp., Series LL, 5.00% 15,000 315,900
Bank of America Corp., Series PP, 4.13% 16,667 290,006
Bank of America Corp., Series QQ, 4.25% 10,000 179,800
Brighthouse Financial, Inc., Series C, 5.38% 20,000 314,800
Capital One Financial Corp., Series J, 4.80% 10,000 181,400
Capital One Financial Corp., Series K, 4.63% 18,500 326,525
CNO Financial Group, Inc., 5.13% 2,000 37,800
Equitable Holdings, Inc., Series C, 4.30% 20,000 336,000
Fulton Financial Corp., Series A, 5.13% 6,000 120,360
Huntington Bancshares, Inc., Series H, 4.50% 10,000 173,800

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Preferred Stocks 17.84% (continued) Shares Market Value
Financials 11.92% (continued)
JPMorgan Chase & Co., Series GG, 4.75% 10,000 $ 205,600
KeyCorp, Series G, 5.63% 15,000 311,250
MetLife, Inc., Series F, 4.75% 10,000 198,000
Northern Trust Corp., Series E, 4.70% 10,000 197,600
Prudential Financial, Inc., 5.63% 10,000 232,000
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 13,473
Selective Insurance Group, Inc., Series B, 4.60% 1,000 18,130
State Street Corp., 5.35% 1,000 22,540
U.S. Bancorp, Series L, 3.75% 20,000 312,200
U.S. Bancorp, Series M, 4.00% 10,000 165,500
W.R. Berkley Corp., 5.10% 20,000 397,200
Washington Federal, Inc., Series A, 4.88% 10,000 162,400
Wells Fargo & Co., Series AA, 4.70% 10,000 192,200
Wells Fargo & Co., Series CC, 4.38% 10,000 180,000
Wells Fargo & Co., Series Z, 4.75% 10,000 199,100
7,200,754
Real Estate 2.14%
Brookfield Property Partners LP, Series A, 5.75% 7,500 93,075
Diversified Healthcare Trust, 5.63% 26,660 354,578
Federal Realty Investment Trust, Series C, 5.00% 7,500 153,150
Public Storage, Series N, 3.88% 20,000 323,000
Public Storage, Series S, 4.10% 10,000 167,500
Vornado Realty Trust, 5.40% 12,298 207,467
1,298,770
Technology 0.18%
Pitney Bowes, Inc., 6.70% 5,700 109,497
Utilities 3.60%
BIP Bermuda Holdings I Ltd., 5.13% 10,000 163,300
Brookfield Infrastructure Partners LP, 5.00% 10,000 162,800
Brookfield Infrastructure Partners LP, 5.13% 25,000 416,500
DTE Energy Co., Series G, 4.38% 15,000 269,400
Entergy Arkansas, Inc., 4.88% 10,000 207,900
Entergy Louisiana LLC, 4.88% 10,000 204,900
Entergy Mississippi, Inc., 4.90% 15,000 308,550
Southern Co., 4.95% 10,000 204,200
Southern Co., 5.25% 6,000 129,180
Southern Co., Series C, 4.20% 6,000 110,220
2,176,950
Total Preferred Stocks
(Cost $14,612,308) 10,785,971

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Collateralized Mortgage Obligations 0.08%
Principal
Amount Market Value
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 $ 1 6 , 607 $ 9 , 109
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 1 5 , 361 8 , 426
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 29,508 28,692
Total Collateralized Mortgage Obligations  (Cost $46,888) 46,227
Corporate Bonds 12.22%
Principal
Amount Market Value
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 500,000 492,591
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 98,176
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 97,092
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(a)(b)
400,000 348,708
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 299,574
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 528,066
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 917,233
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 265,841
MetLife, Inc., 9.25%, 4/8/2038
(b)
1,500,000 1,773,690
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,324,414
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 979,518
Valero Energy Corp., 8.75%, 6/15/2030 224,000 263,290
Total Corporate Bonds
(Cost $7,608,081) 7,388,193
Municipal Bonds 60.84%
Principal
Amount Market Value
Alabama 3.17%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 1,919,483
Arizona 0.67%
Arizona School Facilities Board, School Improvements, Certificates of
Participation ,   6.00%, 9/1/2027 225,000 231,373
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 173,128
404,501
California 4.29%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 471,617
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 76,084
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 477,361
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 502,735

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  60.84% (continued)
Principal
Amount Market Value
California 4.29% (continued)
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 $ 310,000 $ 330,337
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 255,000 261,586
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 224,008
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 246,956
2,590,684
Colorado 0.92%
Colorado Mesa University ,   6.75%, 5/15/2042 425,000 475,567
Colorado Mesa University ,   6.75%, 5/15/2042 75,000 80,850
556,417
Connecticut 0.50%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 280,000 299,232
Florida 4.28%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 455,000 462,177
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 507,862
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,177,452
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 250,000 276,745
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 163,344
2,587,580
Georgia 4.34%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 100,000 92,105
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,389,000 1,565,176
State of Georgia, Public Improvements, General Obligation
Unlimited ,   3.84%, 2/1/2032 1,000,000 970,129
2,627,410
Hawaii 0.79%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 479,792
Illinois 2.03%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 273,833
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 915,000 954,122
1,227,955

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  60.84% (continued)
Principal
Amount Market Value
Indiana 3.22%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2025 @ 100,   3.95%, 7/5/2029 $ 1,000,000 $ 974,172
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2025 @ 100,   3.75%, 7/5/2028 1,000,000 976,391
1,950,563
Kansas 0.60%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 363,294
Louisiana 0.13%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 75,911
Massachusetts 0.59%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 65,000 67,128
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 269,147
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,014
351,289
Michigan 0.66%
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 240,000 240,382
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 151,286
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,030
396,698
Missouri 5.11%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,165,000 2,521,262
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 570,417
3,091,679
Nebraska 0.33%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 202,368
Nevada 1.89%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 822,539
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 320,071
1,142,610

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  60.84% (continued)
Principal
Amount Market Value
New Jersey 0.69%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 $ 500,000 $ 420,103
New York 3.20%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 147,804
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 100,000 100,881
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 199,787
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 145,000 153,503
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 60,000 60,885
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 500,000 486,042
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 470,000 516,308
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 115,000 113,920
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 164,313
1,943,443
North Carolina 0.39%
County of Cabarrus, NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 235,000 235,696
Ohio 4.20%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 490,000 573,956
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 445,000 462,582
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 6/15/2025 @ 100,   4.00%, 12/15/2032 200,000 193,049
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,107,084
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,098
2,536,769
Pennsylvania 4.09%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 315,974
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 563,552
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 130,000 136,060

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  60.84% (continued)
Principal
Amount Market Value
Pennsylvania 4.09% (continued)
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 $ 385,000 $ 386,491
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,068,682
2,470,759
Rhode Island 0.61%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 371,040
Texas 2.06%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 968,705
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 280,347
1,249,052
Virgin Islands 2.74%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,056,258
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 585,000 599,922
1,656,180
Virginia 7.26%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2025 @ 100,   6.71%, 6/1/2046 5,325,000 4,392,184
Washington 2.08%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 254,647
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 196,899 202,981
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 541,720

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Municipal Bonds  60.84% (continued)
Principal
Amount Market Value
Washington 2.08% (continued)
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 $ 250,000 $ 251,420
1,250,768
Total Municipal Bonds
(Cost $37,675,857) 36,793,460
Total Investments — 99.08%
(Cost $63,660,927) 59,911,137
Other Assets in Excess of Liabilities  — 0.92% 558,887
NET ASSETS - 100.00% $ 60,470,024
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGM — Assured Guaranty Municipal Corp.
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks 96.94% Shares Market Value
Energy 2.40%
Kinder Morgan, Inc. 5,000 $ 142,650
ONEOK, Inc. 1,450 143,869
Targa Resources Corp. 750 150,352
Williams Companies, Inc. (The) 5,400 322,704
759,575
Industrials 1.67%
Republic Services, Inc. 750 181,620
Waste Management, Inc. 1,500 347,265
528,885
Utilities 92.87%
AES Corp. 31,500 391,230
Alliant Energy Corp. 5,550 357,142
Ameren Corp. 9,150 918,660
American Electric Power Company, Inc. 11,200 1,223,824
American Water Works Company, Inc. 2,050 302,416
Atmos Energy Corp. 4,900 757,442
Brookfield Renewable Corp., Class A 4,150 115,868
California Water Service Group 2,000 96,920
CenterPoint Energy, Inc. 15,500 561,565
Chesapeake Utilities Corp. 2,950 378,868
Clearway Energy, Inc., Class C 14,550 440,428
CMS Energy Corp. 13,800 1,036,518
Constellation Energy Corp. 5,150 1,038,394
Dominion Energy, Inc. 6,100 342,027
DTE Energy Co. 10,400 1,438,008
Duke Energy Corp. 11,850 1,445,344
Edison International 10,858 639,753
Entergy Corp. 16,250 1,389,213
Essential Utilities, Inc. 23,600 932,908
Evergy, Inc. 8,650 596,418
Eversource Energy 17,950 1,114,875
Exelon Corp. 18,200 838,656
FirstEnergy Corp. 24,450 988,269
IDACORP, Inc. 2,150 249,873
National Fuel Gas Co. 3,050 241,530
New Jersey Resources Corp. 4,000 196,240
NextEra Energy, Inc. 24,900 1,765,161
Nisource, Inc. 25,350 1,016,282
Northwest Natural Holdings Co. 4,900 209,328
NorthWestern Corp. 4,300 248,841
NRG Energy, Inc. 3,150 300,699
Pinnacle West Capital Corp. 600 57,150
PNM Resources, Inc. 5,200 278,096
Portland General Electric Co. 13,150 586,490
PPL Corp. 33,450 1,207,880

Spirit of America Utilities Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Common Stocks 96.94% (continued) Shares Market Value
Utilities 92.87% (continued)
Public Service Enterprise Group, Inc. 12,950 $ 1,065,785
Sempra Energy 16,050 1,145,328
Southern Co. 5,900 542,505
Southwest Gas Corp. 3,150 226,170
Vistra Energy Corp. 8,550 1,004,112
WEC Energy Group, Inc. 7,350 801,003
Xcel Energy, Inc. 13,300 941,507
29,428,726
Total Common Stocks
(Cost $26,626,265) 30,717,186
Money Market Funds 3.00%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.27%
(a)
951,164 951,164
Total Money Market Funds
(Cost $951,164) 951,164
Total Investments — 99.94%
(Cost $27,577,429) 31,668,350
Other Assets in Excess of Liabilities  — 0.06% 18,301
NET ASSETS - 100.00% $ 31,686,651
(a) Rate disclosed is the seven day effective yield as of March 31, 2025.